Schedule of pro forma and earnings (Details) - USD ($)	3 Months Ended		7 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Nov. 04, 2020	Nov. 04, 2019	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 1,811,041	$ 1,277,327			$ 3,636,050	$ 3,770,813	$ 4,721,003	$ 1,753,558
Pro Forma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues			$ 2,866,063	$ 1,018,200
Earnings			$ 282,264	$ 680,212